CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Loss before tax	€ (75,102,000)	€ 54,513,000
Non-cash adjustments to reconcile loss before tax to net cash flows:
Depreciation and amortization	34,000	36,000
Finance income	(5,176,000)	(10,000)
Finance expense		5,000
Fair value change - derivative earnout and warrants	5,998,000
Foreign exchange gains	(2,770,000)	(1,070,000)
Share-based compensation	12,118,000	349,000
Changes in working capital:
Changes in trade receivables		(115,000,000)
Changes in prepayments and other receivables	3,686,000	(6,692,000)
Changes in trade and other payables	2,893,000	1,727,000
Changes in deferred revenue	(4,590,000)	21,500,000
Changes in non-current assets/liabilities
Changes in long-term prepaid expenses	51,000
Interest paid	(3,000)
Net cash provided by/(used in) operating activities	(62,861,000)	(44,642,000)
Investing activities
Purchase of equipment	(4,000)	(2,000)
Interest received	5,176,000
Net cash provided by/(used in) investing activities	5,172,000	(2,000)
Financing activities
Payments of lease liabilities	(30,000)	(33,000)
Net cash provided by financing activities	8,023,000	79,647,000
Net change in cash	(49,666,000)	35,003,000
Foreign exchange differences	(5,361,000)	1,383,000
Cash at the beginning of the year	438,522,000	53,092,000
Cash at the end of the year	383,495,000	89,478,000
Series A
Financing activities
Proceeds from issuing equity securities		€ 79,680,000
Exercise of Warrants
Financing activities
Proceeds from issuing equity securities	7,957,000
Exercise of Company Options
Financing activities
Proceeds from issuing equity securities	€ 96,000